Significant Accounting Judgments, Estimates and Assumptions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Judgments, Estimates and Assumptions
Significant Accounting Judgments, Estimates and Assumptions
3.	Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Group’s interim condensed consolidated financial statements requires the management to make judgements, estimates and assumptions that affect the reported amounts in the interim condensed consolidated financial statements. In preparing these interim condensed consolidated financial statements, management exercises its best judgement based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the financial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

The significant judgements made by management in applying the Group’s accounting policies and key sources of estimation uncertainty were the same as those described in the last annual financial statements.

The Group operates its business as a single operating segment, which is also its reporting segment. An operating segment is defined as a component of an entity for which discrete financial information is available and whose results of operations are regularly reviewed by the chief operating decision maker. The Group's chief operating decision maker is the Chief Executive Officer, who reviews results of operations to make decisions about allocating resources and assessing performance based on consolidated financial information.

4.	Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements requires the management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. In preparing these consolidated financial statements, management exercises its best judgement based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the financial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Key estimates and judgements that have a significant influence on the amounts recognized in the Group’s consolidated financial statements are mentioned below:

Share-based Payments

Significant judgments include the valuation of equity shares and determination of the fair value of awards. Determining the fair value of share-based payment transactions requires use of an appropriate valuation model. An option pricing method was used to determine the fair value of award prior to the amendment of the plan in 2020. Subsequent to modification, a hybrid model between option pricing method and probability-weighted expected return method was used. This estimate also requires the determination of the most appropriate inputs to the valuation model when calculating the fair value of the share option, such as the volatility of stock price, the discount for lack of marketability, and the probability and timing of an exit event. For cash-settled share-based payment transactions, the liability is remeasured at the end of each reporting period until the date of settlement, with any changes in fair value recognized in profit or loss. This requires a reassessment of the estimates used at the end of each reporting period.

Convertible Loans

The initial fair value of the convertible loans (before bifurcation of the embedded derivatives) as well as the subsequent measurement of the embedded derivatives is calculated using an internal valuation model and many of the input parameters are not observable. Therefore, this valuation is considered highly judgemental. For detailed information on the convertible loans and its embedded derivatives, especially a description of the valuation model, the input parameters as well as a sensitivity analysis, see notes 21 and 26.1.

COVID-19

Since January 2020, the Corona Virus (COVID-19) is spreading worldwide. The strict measures to stop the spread of COVID-19 adopted in several countries where the Group operates have resulted in the majority of the Company’s workforce working from home with a small number of teams with special purposes for development of the Lilium Jet remaining onsite. Modern forms of communication enabled contact to be maintained between various members of staff and deadlines defined before the period during which employees were working from home have been complied with. We continue to take actions as may be required or recommended by government authorities or in the best interests of our employees and business partners but COVID-19 could also affect the operations of our suppliers and business partners which may result in delays or disruptions in the supply chain of our components and delay the development and rollout of a vertiport network and commercial operations. The potential delay did not trigger an impairment of assets. Additional costs were incurred related to health, safety and transportation of employees which remained onsite, however, the impact of these did not materially impact these consolidated financial statements.

The current uncertainty regarding the consequences and duration of COVID-19 has negatively impacted the ability to develop a precise forecast for product development. Based on COVID-19 developments throughout 2020 and the latest developments, the Group is expecting that business operation can be continued.

Going Concern

Management assessed the Group’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements.

Historically, the Group has funded its operations primarily through capital raises and with loans from shareholders. Since the inception the Group has incurred recurring losses and negative cash flows from operations including net losses of €188,427 thousand for the year 2020 and €63,479 thousand for the year 2019. At the end of the reporting period as of December 31, 2020 the Group expects to continue to generate operating losses through 2022. Securing the financing of development activities and operations represents an ongoing challenge for the Group.

Based on the business plan the Group depends on additional financing for additional development activities and operations. Management plans to finance these investments and costs with the contemplated US public listing via a merger with a Special Purpose Acquisition Company (“SPAC”) expected to be completed in the first half of 2021. The timely realization of the transaction is crucial for the Group’s ability to continue as a going concern.

In case that the planned transaction does not reach the required level of financing, the Group would need to seek additional funding through new investors or shareholders or other means. There is no certainty that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations.

Based on its recurring losses from operations since inception, expectation of continuing operating losses through 2022 and the need to raise additional capital to finance its future operations, the Group has concluded that there is substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Leases — Lease Term

The Group has lease agreements for rental properties with material renewal options. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to extend or terminate the lease term. The Group considers all relevant factors that create an economic incentive for it to exercise the respective extension option. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects whether the Group is reasonably certain to exercise or not to exercise the option to extend or terminate the lease term (e.g., more than insignificant penalty, construction of significant leasehold improvements or significant customization to the leased asset).

Leases — Incremental Borrowing Rate

The Group cannot readily determine the interest rate implicit in the majority of leases, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBRs used by the Group are calculated based on the risk-free rate, individual country risk premiums of underlying country and credit spread. The weighted average IBR in FY2020 is 4.05% (December 31, 2019 is 4.12% and January 1, 2019 is 4.51%).